SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2017
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES [abstract]
Disclosure of selling, general and administrative expenses

4.     SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

The following items are included in selling, general and administrative expenses:

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Operating lease charges	14,384	14,410	12,104
Impairment losses
- trade accounts receivable	40	230	(51)
- other receivables	49	(12)	159
- accounts prepayments	(25)	13	2